Going Concern	12 Months Ended
Aug. 31, 2016
Notes to Financial Statements
Note 9 - Going Concern

The accompanying financial statements and notes have been prepared assuming that the Company will continue as a going concern.

The Company had limited operations during the period from August 15, 2014 (date of inception) to August 31, 2016 with a net loss of $117,528. There is no guarantee that the Company will continue to generate revenues. This condition raises substantial doubt about the Company’s ability to continue as a going concern. The Company is currently in the development stage. Management believes that the Company’s current cash of $355 and anticipated revenues may not be sufficient to cover the expenses they will incur during the next twelve months.